Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of maturities of long-term debt
The following table presents the contractual maturity and interest payments for long-term debt issued by the Bank as at December 31, 2020. The interest payments are calculated until contractual maturity using the current LIBOR and Secured Overnight Financing Rate ("SOFR").

						Interest payments until contractual maturity
Long-term debt	Earliest date redeemable at the Bank's option	Contractual maturity date	Interest rate until date redeemable	Interest rate from earliest date redeemable to contractual maturity	Principal Outstanding	Within 1 year	1 to 5 years	After 5 years
Bermuda
2018 issuance	June 1, 2023	June 1, 2028	5.25%	3 months US$ LIBOR + 2.255%	75,000	3,938	10,654	4,743
2020 issuance	June 15, 2025	June 15, 2030	5.25%	3 months US$ SOFR + 5.060%	100,000	5,250	20,983	23,413
Total					175,000	9,188	31,637	28,156
Unamortized debt issuance costs					(3,538)
Long-term debt less unamortized debt issuance costs					171,462